                                 NORTHERN FUNDS

                                  Equity Funds
                          Supplement dated May 11, 2001
                        To Prospectus dated July 31, 2000

ON JANUARY 1, 2001, NORTHERN TRUST INVESTMENTS, INC. ("NTI"), AN AFFILIATE OF THE NORTHERN TRUST COMPANY ("NORTHERN TRUST"), ASSUMED NORTHERN TRUST'S RESPONSIBILITIES UNDER THE CO-ADMINISTRATION AGREEMENT WITH THE TRUST. ALSO ON JANUARY 1, 2001, NTI ASSUMED THE RESPONSIBILITIES OF NORTHERN TRUST UNDER ITS ADVISORY AGREEMENT WITH THE TRUST WITH RESPECT TO THE FUNDS OTHER THAN THE INTERNATIONAL GROWTH EQUITY AND INTERNATIONAL SELECT EQUITY FUNDS. ON MAY 2, 2001, NTI, TOGETHER WITH NORTHERN TRUST GLOBAL INVESTMENTS (EUROPE) LIMITED, ALSO AN AFFILIATE OF NORTHERN TRUST, ASSUMED SUCH RESPONSIBILITIES WITH RESPECT TO THE INTERNATIONAL GROWTH EQUITY AND INTERNATIONAL SELECT EQUITY FUNDS, AS CO-INVESTMENT ADVISERS. THE FEES PAYABLE BY THE TRUST UNDER THESE AGREEMENTS, AND THE PERSONNEL WHO MANAGE THE FUNDS, REMAIN UNCHANGED AS A RESULT OF THE ASSUMPTION OF THESE RESPONSIBILITIES.

                                                                    EQTY SPT 501

                                 NORTHERN FUNDS

                               Fixed Income Funds
                          Supplement dated May 11, 2001
                        To Prospectus dated July 31, 2000

ON JANUARY 1, 2001, NORTHERN TRUST INVESTMENTS, INC. ("NTI"), AN AFFILIATE OF THE NORTHERN TRUST COMPANY ("NORTHERN TRUST"), ASSUMED NORTHERN TRUST'S RESPONSIBILITIES UNDER THE CO-ADMINISTRATION AGREEMENT WITH THE TRUST. ALSO ON JANUARY 1, 2001, NTI ASSUMED THE RESPONSIBILITIES OF NORTHERN TRUST UNDER ITS ADVISORY AGREEMENT WITH THE TRUST WITH RESPECT TO THE FUNDS OTHER THAN THE GLOBAL FIXED INCOME FUND. ON MAY 2, 2001, NTI, TOGETHER WITH NORTHERN TRUST GLOBAL INVESTMENTS (EUROPE) LIMITED, ALSO AN AFFILIATE OF NORTHERN TRUST, ASSUMED SUCH RESPONSIBILITIES WITH RESPECT TO THE GLOBAL FIXED INCOME FUND. THE FEES PAYABLE BY THE TRUST UNDER THESE AGREEMENTS, AND THE PERSONNEL WHO MANAGE THE FUNDS, REMAIN UNCHANGED AS A RESULT OF THE ASSUMPTION OF THESE RESPONSIBILITIES.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER "PORTFOLIO MANAGEMENT" ON PAGE 36:

The management team leader for the U.S. GOVERNMENT FUND is Deborah Boyer, Vice President of Northern Trust. Ms. Boyer has had such responsibility since November 2000. Ms. Boyer joined Northern Trust in October 2000. From 1989 to 1996, Ms. Boyer was with First Chicago NBD Corporation where she served as a government bond trader and managed a government bond portfolio. From 1996 to October 2000, she was a portfolio manager at T. Rowe Price where she managed various taxable fixed income portfolios.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER "PORTFOLIO MANAGEMENT" ON PAGE 36:

The management team leader for the SHORT-INTERMEDIATE U.S. GOVERNMENT FUND is Deborah Boyer. Ms. Boyer has had such responsibility since November 2000.


                                                                     FIX SPT 501